Expense Example, No Redemption - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Convertible Securities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 675
3 Years	887
5 Years	1,116
10 Years	1,773
Fidelity Advisor Convertible Securities Fund - Class C
Expense Example, No Redemption:
1 Year	184
3 Years	569
5 Years	980
10 Years	1,924
Fidelity Advisor Convertible Securities Fund - Class M
Expense Example, No Redemption:
1 Year	478
3 Years	748
5 Years	1,038
10 Years	1,863
Fidelity Advisor Convertible Securities Fund - Class I
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	966
Fidelity Advisor Convertible Securities Fund - Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	211
5 Years	368
10 Years	$ 822